Total
BNY Mellon Global Infrastructure Income ETF
Fund Summary
Investment Objective
The fund seeks long-term total return (consisting of capital growth and income).
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses* (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BNY Mellon Global Infrastructure Income ETF BNY Mellon Global Infrastructure Income ETF [1]
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	none
Total annual fund operating expenses	0.65%
[1]	The fund's management agreement provides that BNY Mellon ETF Investment Adviser, LLC (Adviser), the fund's investment adviser, will pay substantially all expenses for the fund, except for the management fees, payments under the fund's 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with any securities lending program to be adopted by the fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund's business.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
BNY Mellon Global Infrastructure Income ETF | BNY Mellon Global Infrastructure Income ETF | USD ($)	66	208	362	810

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
BNY Mellon Global Infrastructure Income ETF | BNY Mellon Global Infrastructure Income ETF | USD ($)	66	208	362	810

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. The fund’s portfolio turnover rate for the fiscal period from November 3, 2022 (the fund’s commencement of operations) through October 31, 2023 was 53.98% of the average value or its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities issued by dividend-paying infrastructure companies. The fund's sub-adviser, Newton Investment Management North America LLC (NIMNA), an affiliate of the Adviser, seeks to select for the fund securities of infrastructure companies that NIMNA believes benefit from consistent regulatory environments (a feature more common in developed markets than emerging markets), stable cash flows driven by sustainable business models, and consistent dividend payment profiles. NIMNA utilizes quantitative and fundamental research to select investments by focusing on infrastructure companies that it believes possess the most favorable combination of cash flow stability, dividend payment potential, and valuation metrics (such as price to earnings ratio, price to book ratio, and price to cash flow ratio). NIMNA's fundamental research includes evaluating key areas such as balance sheet strength, competitive landscape, stock-price valuations, liquidity, and analysis of regulatory environment. The fund is expected to invest principally in common stocks of companies, including shares of real estate investment trusts (REITs), located in a number of different countries, including the United States. NIMNA considers a dividend paying company to be a company that is projected to pay a dividend in the next 12 months, based on industry consensus yield forecasts.

Additionally, the fund targets, but does not guarantee, an annualized gross forward-looking 12-month yield of 6% or more for its portfolio (the "targeted yield"). The targeted yield represents the forward-looking yield of the fund's portfolio securities in the aggregate over the next 12 months, calculated before fund fees, expenses, and taxes, and does not represent the amount of distributions payable to fund shareholders. The targeted yield is based on the dividend yield of the securities in the portfolio. The fund's targeted yield is based on the securities in the portfolio in the aggregate and the fund may hold individual securities with a higher or lower individual yield than the targeted yield. The security yield data is sourced from an independent third-party data provider and made up of industry consensus yield forecasts. If the forward-looking yield of the fund's portfolio falls below the targeted yield, NIMNA may sell securities and reallocate the fund's assets in an effort to maintain the targeted yield. There can be no assurance, and there is no certainty, that the fund will be able to achieve such targeted yield or any particular level of yield.

Infrastructure refers to the structures, networks, systems and facilities necessary for the operation, function, growth or development of a society or economy. NIMNA considers an infrastructure company to be a company that derives at least 50% of its revenues or profits from, or devotes at least 50% of its assets to, the ownership, management, development, construction, renovation, enhancement, operation or servicing of infrastructure assets. Examples of infrastructure assets include, but are not limited to, utility assets (such as electric transmission and distribution lines, gas distribution pipelines, water pipelines and treatment facilities, and sewer facilities), energy assets (such as oil and gas pipelines, storage facilities, and other facilities used for gathering, processing, or transporting hydrocarbon products as well as contracted renewable power assets), industrials assets (such as capital goods and transportation), communication services assets (such as communications towers, data centers, fiber networks, and satellites), real estate assets (such as equity REITs) and health care assets (such as health care equipment). NIMNA seeks exposure to companies operating in industries involved with "traditional" infrastructure assets, which currently include the utilities, energy and industrials industries, as well as companies operating in industries involved with "non-traditional" infrastructure assets, which currently include the communication services, real estate and health care industries. The fund may have exposure to a portion or all of these industries at any given time depending on NIMNA's assessment of economic, political or regulatory occurrences affecting each infrastructure asset category. The fund's investments are concentrated (i.e., more than 25% of the fund's total assets) in the securities of issuers in the infrastructure group of industries.

The fund invests in securities of companies located throughout the world, including in the United States. Under normal market conditions, the fund will invest at least 40% of its net assets, unless market conditions are deemed unfavorable by NIMNA (and in all cases, at least 30% of its net assets), in foreign companies. The fund considers a foreign company to be a company organized or with its principal place of business in, or that has a majority of its assets or business in, or whose securities are primarily listed or traded on exchanges in, a country outside the United States. The fund will normally maintain investments in companies economically tied to a minimum of three countries, one of which may be the United States. In addition, the fund may invest up to 25% of its net assets in stocks of companies located in emerging market countries. The fund considers emerging market countries to be all countries represented in the Morgan Stanley Capital International Emerging Markets Index. Certain of the fund's investments may be denominated in foreign currencies. The currency exposure of the fund's portfolio is generally unhedged to the U.S. dollar. The fund may, from time to time, invest a significant portion (more than 20%) of its total assets in securities of companies located in a particular country or region. As of the date of this Prospectus, in addition to the United States, the fund has significant exposure to securities of companies located in the European region, particularly France.

The fund may invest in securities of companies with any market capitalization. As part of its ongoing review of portfolio holdings, NIMNA may sell a security when NIMNA identifies that the company has weakness in its business model, increased exposure to economic, regulatory or political risk, or lower than expected dividend payments. NIMNA also may sell a security when it identifies a more promising investment opportunity.

The fund is non-diversified.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund for its first complete calendar year of operations. The table compares the average annual total returns of the fund to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Recent performance information may be available at www.im.bnymellon.com.

Year-by-Year Total Returns as of 12/31 each year (%)

Best Quarter Q4, 2023: 9.56% Worst Quarter Q3, 2023: -6.94% (for the periods reflected in the bar chart)
Average Annual Total Returns as of 12/31/23

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Returns - BNY Mellon Global Infrastructure Income ETF	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
BNY Mellon Global Infrastructure Income ETF	9.31%	15.10%	Nov. 03, 2022
After Taxes on Distributions | BNY Mellon Global Infrastructure Income ETF	7.27%	13.03%
After Taxes on Distributions and Sale of Fund Shares | BNY Mellon Global Infrastructure Income ETF	5.46%	10.63%
S&P Global Infrastructure NR Index (reflects no deductions for fees, expenses or taxes)	5.78%	9.94%	Nov. 03, 2022